Capital (Tables)	12 Months Ended
Dec. 31, 2018
Asia insurance operations
Group objectives, policies and processes for managing capital
Reconciliation of estimated available capital position to shareholders' equity

	31 Dec 2018 £m	31 Dec 2017 £m
IFRS shareholders' equity	5,868	5,525
Adjustments to local regulatory basis
Remove deferred acquisition costs, goodwill and other intangibles	(1,850)	(1,515)
Other adjustments	631	306
Total adjustments	(1,219)	(1,209)
Total available capital of life assurance businesses on a local regulatory basis excluding with-profits fundsnote	4,649	4,316

Jackson (US insurance operations)
Group objectives, policies and processes for managing capital
Reconciliation of estimated available capital position to shareholders' equity

	31 Dec 2018 £m	31 Dec 2017 £m
IFRS shareholders' equity	5,584	5,013
Adjustments to regulatory basis
Deferred acquisition costs	(8,727)	(8,197)
Jackson surplus notes	196	184
Investment and policyholder liabilities valuation differences between IFRS and regulatory basis for Jackson	7,217	5,325
Other adjustments*	63	818
Total adjustments	(1,251)	(1,870)
Total available capital of life assurance businesses on a local regulatory basis	4,333	3,143

Asset management operations
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus

	2018 £m				2017 £m
	M&G		Eastspring
Regulatory and other surplus	Prudential	US	Investments	Total	Total
Beginning of year	419	235	222	876	814
Gains during the year	364	23	138	525	586
Movement in capital requirement	(10)	—	5	(5)	(73)
Capital injection	88	—	13	101	6
Distributions made to the parent company	(197)	(97)	(104)	(398)	(433)
Exchange and other movements	—	(121)	20	(101)	(24)
End of year	664	40	294	998	876